Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	As of December, 31
	2024	2025	2025
	S$	S$	US$

Patent	79,793	90,804	70,615
Software cost	2,826,038	2,826,035	2,197,710

Total	2,905,831	2,916,839	2,268,325
Less: accumulated amortization	(1,152,026)	(1,491,030)	(1,159,523)

Net book value	1,753,805	1,425,809	1,108,802